Shareholders’ equity - Narrative (Details) $ / shares in Units, SFr in Thousands, $ in Millions			12 Months Ended
	Jun. 15, 2021 USD ($) $ / shares shares	Jun. 15, 2021 CHF (SFr) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Equity [abstract]
Initial Public Offering, number of shares issued (in shares) | shares	3,000,000	3,000,000	3,145,656	7,545,800
Initial Public Offering, price per share (in USD per share) | $ / shares	$ 21.25
Inital Public Offering, gross proceeds | $	$ 63.8
Share issue related cost | SFr		SFr 7,303